CONVERTIBLE DEBENTURES	12 Months Ended
Dec. 31, 2021
Text block [abstract]
CONVERTIBLE DEBENTURES
8.	CONVERTIBLE DEBENTURES

	2016 Debentures	2017 Debentures	2020 Debentures	IsoEnergy Debentures	Total
Fair value at December 31, 2019	$61,150	$58,431	$—	$—	$119,581
Fair value at issuance	—	—	20,262	7,630	27,891
Fair value adjustment	33,618	28,137	11,221	6,404	79,381

Fair value at December 31, 2020	$94,768	$86,568	$31,483	$14,034	$226,853
Fair value adjustment	30,291	18,674	15,427	11,067	75,459
Settlement with shares	(125,059)	(105,242)	—	—	(230,301)

Fair Value at December 31, 2021	$—	$—	$46,910	$25,101	$72,011

The fair value of the debentures decreased from $226,853 on December 31, 2020 to $72,011 at December 31, 2021, resulting from the conversion of the 2016 and 2017 Debentures and a mark-to-market
loss of $75,459 for the year ended December 31, 2021 (December 31, 2020
 -
$79,381). The loss for the year ended December 31, 2021 was bifurcated with the amount of the change in fair value of the convertible debentures attributable to changes in the credit risk of the liability recognized in other comprehensive income of a loss of $336 (December 31, 2020
 -
$2,888) and the remaining amount recognized in the consolidated statement of loss for the year ended December 31, 2021 of $75,123 (December 31, 2020
 -
$76,493). The interest expense for the year ended December 31, 2021 was $3,729 (December 31, 2020
 -
$13,371).
2016 and 2017 Convertible Debentures
On February 18, 2021 and February 23, 2021, the holders of the 2016 and 2017 Debentures elected to convert their respective US$60 million aggregate principal amount of 7.5% uns
e
cured convertible debentures, both due to mature on July 22, 2022, into common shares of the Company. The Company issued 25,794,247 and 22,289,088 common shares relating to the conversion of the principal of the 2016 and 2017 Debentures, respectively, and 89,729 and 87,316 common shares at a value of $849 relating to the accrued and unpaid interest up to the date of conversion for the 2016 and 2017 Debentures, respectively. The amounts recorded in
o
ther
c
omprehensive
i
ncome as a result of changes in credit risks of the 2016 and 2017 Debentures from inception through to conversion totaling losses of $4,016 were reclassified to accumulated deficit.
The fair value of the 2016 and 2017 Debentures at conversion was based on the number of shares issued at the closing share price on the conversion date. The closing share price on February 18, 2021 was $4.69 and $4.88 on February 23, 2021 and the conversion price for the 2016 Debentures was US$2.33 and US$2.69 for the 2017 Debentures. The fair value of the shares issued for interest was based on the closing share price on the date of issuance and recorded as interest expense in the consolidated statement of net loss and comprehensive loss.
2020 Convertible Debentures
On May 27, 2020, the Company issued US$
15
million principal amount of unsecured convertible debentures (the “2020 Debentures”). The Company received proceeds of $20,889 (US$15 million) and a 3% establishment fee of $627 (US$450) was paid to the debenture holders through the issuance of 348,350 common shares and a consent fee of $355 was paid to the investors of the 2016 and 2017 Debentures in connection with the financing through the issuance of 180,270 common shares. The fair value of the 2020 Debentures on issuance date was determined to be $20,262 (US$14,550). During the year ended December 31, 2021, the Company issued an aggregate of
 77,647
shares for a value of
$440
and paid a total of
$943
(US
$750
)
associated
with the interest payment. The fair value of the shares issued for interest was based on the closing share price on the dates of issuance and recorded as interest expense in the consolidated statement of net loss and comprehensive loss. The 2020 Debentures bear interest at a rate of 7.5% per annum,

payable semi-annually in

US dollars on June 10 and December 10 in each year. Two thirds of the interest (equal to
 5% per annum) is payable in cash

and one third of the interest (equal to 2.5% per annum) is payable, subject to any required regulatory approval, in common shares of the Company, using the volume-weighted average trading price (“VWAP”) of the common shares on the exchange or market that has the greatest trading volume in the

Company’s common shares for the 20 consecutive trading days ending three trading days preceding the date on which such interest payment is due. The

2020 Debentures are convertible, from time to time, into common shares of the Company at the option of the debenture holders under certain conditions.
The 2020 Debentures were valued using a convertible bond pricing model based on a system of two coupled Black-Scholes equations where the debt and equity components are separately valued based on different default risks and assumptions. The inputs used in the pricing model as at December 31, 2021 and December 31, 2020 are as follows:

	December 31, 2021	December 31, 2020
Volatility	40.00%	38.00%
Expected life in years	3.41 years	4.41 years
Risk free interest rate	1.78%	0.74%
Expected dividend yield	0%	0%
Credit spread	16.88%	19.53%
Underlying share price of the Company	$5.54	$3.51
Conversion exercise price	$2.34	$2.34
Exchange rate (C$:US$)	$0.791	$0.785
IsoEnergy Debentures
On August 18, 2020, IsoEnergy entered into a US$6 million private placement of unsecured convertible debentures (the “IsoEnergy Debentures”). The IsoEnergy Debentures are convertible at the holder’s option at a conversion price of $0.88 into a maximum of 9,206,311 common shares of IsoEnergy. IsoEnergy received gross proceeds of $7,902 (US$6,000). A 3% establishment fee of $272 (US$180) was also paid to the debenture holders through the issuance of 219,689 common shares in IsoEnergy. The fair value of the IsoEnergy Debentures on issuance date was determined to be $7,630 (US$
5,820
). During the year ended December 31, 2021, IsoEnergy incurred interest expense of $249, of which $174 was settled in cash and the balance through the issuance of 40,026 IsoEnergy shares.
The IsoEnergy Debentures were valued using a convertible bond pricing model based on a system of two coupled Black-Scholes equations where the debt and equity components are separately valued based on different default risks and assumptions. The inputs used in the pricing model as at December 31, 2021 and December 31, 2020 are as follows:

	December 31, 2021	December 31, 2020
Volatility	50.00%	46.00%
Expected life in years	3.6 years	4.6 years
Risk free interest rate	1.78%	0.79%
Expected dividend yield	0%	0%
Credit spread	21.86%	21.70%
Underlying share price of IsoEnergy	$3.74	$1.87
Conversion exercise price	$0.88	$0.88
Exchange rate (C$:US$)	$0.791	$0.785